Related Party Transactions - Summary Of Transactions With Related Parties (Details) - Labor consulting service received ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transactions
Transactions with related parties	¥ 21,693	$ 2,992	¥ 43,135
Related Party [Member] | Hainan Huiliu [Member]
Related Party Transactions
Transactions with related parties	¥ 21,693	$ 2,992	41,747
Related Party [Member] | Shenyang Bokai [Member]
Related Party Transactions
Transactions with related parties			¥ 1,388